Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Japan [Member]
Taxes [Line Items]
Statutory income tax rate	34.59%	34.59%	34.59%
Singapore [Member]
Taxes [Line Items]
Applicable tax rate	17.00%
Taxable income rate	75.00%
Taxable income (in Dollars)	$ 10,000
Taxable income exempted rate	50.00%
Taxable income exempted value (in Dollars)	$ 190,000
Hong Kong [Member]
Taxes [Line Items]
Assessable profits percentage	8.25%
Assessable profit (in Dollars)	$ 2,000,000
Assessable profits over percentage	16.50%
Assessable profits over amount (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Preferential tax rate	25.00%
Taiwan [Member]
Taxes [Line Items]
Corporate income taxes rate	20.00%